BUSINESS COMBINATIONS - Consideration Transferred For Atix Labs (Details) - USD ($) $ in Thousands		Sep. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Other financial liabilities - current			63,059	19,822
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current			61,561	19,729
Atix Labs
Disclosure of detailed information about business combination [line items]
Down payment		$ 2,000
Working capital adjustment		67
Contingent consideration		2,090
Installment payments		1,639
Total consideration paid net of cash and cash equivalents acquired		$ 5,796	5,796
Atix Labs | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current			1,503	$ 0
Other non-current non-financial liabilities			$ 2,316

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)